10-Q CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($)	3 Months Ended				6 Months Ended		12 Months Ended
	Jun. 30, 2023	Mar. 31, 2023	Jun. 30, 2022	Mar. 31, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Income Statement [Abstract]
Product net revenue	$ 43,769		$ 4,549,342		$ 184,945	$ 9,346,335	$ 15,975,783	$ 3,404,113
Cost of goods sold	394,243		4,155,538		1,067,752	8,336,375	15,601,304	3,029,823
Gross (loss) profit	(350,474)		393,804		(882,807)	1,009,960	374,479	374,290
Operating expenses:
Research and development	1,067,446		882,460		2,136,310	1,815,293	3,303,480	2,596,454
Sales and marketing	994,798		998,608		2,213,802	1,880,786	3,783,500	1,953,865
General and administrative	4,709,435		2,519,918		9,428,570	4,349,421	11,828,573	9,329,258
Total operating expenses	6,771,679		4,400,986		13,778,682	8,045,500	18,915,553	13,879,577
Loss from operations	(7,122,153)		(4,007,182)		(14,661,489)	(7,035,540)	(18,541,074)	(13,505,287)
Other expense (income):
Interest expense	985,311		258,439		2,001,081	305,219	2,072,576	465,743
Changes in fair value included in operations	(27,260,256)		22,097,809		(25,786,225)	26,958,428	31,729,718	21,943,239
Other expense, net	2,631,249		122		2,635,028	1,436	5,891	(161,030)
Income (loss) before income taxes	16,521,543		(26,363,552)		6,488,627	(34,300,623)	(52,349,259)	(35,753,239)
Income tax expense	0		0		0	0	0	0
Net income (loss)	16,521,543	$ (10,032,916)	(26,363,552)	$ (7,937,071)	6,488,627	(34,300,623)	(52,349,259)	(35,753,239)
Cumulative preferred stock dividends	473,499		423,507		932,949	831,439	1,744,075	1,374,684
Net income (loss) attributable to common stockholders	$ 16,048,044		$ (26,787,059)		$ 5,555,678	$ (35,132,062)	$ (54,093,334)	$ (37,127,923)
Net income (loss) per share attributable to common stockholders - basic (in dollars per share)	$ 0.05		$ (0.13)		$ 0.02	$ (0.18)	$ (0.26)	$ (0.40)
Net income (loss) per share attributable to common stockholders - diluted (in dollars per share)	$ 0.01		$ (0.13)		$ 0.00	$ (0.18)	$ (0.26)	$ (0.40)
Weighted average number of common shares outstanding - basic (in shares)	292,800,860		202,011,699		257,334,845	200,700,960	207,458,865	93,014,690
Weighted average number of common shares outstanding - diluted (in shares)	3,156,751,903		202,011,699		3,148,785,358	200,700,960	207,458,865	93,014,690